INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Work in progress, net	$ 996,000	$ 916,000
Raw materials and supplies, net	189,000	205,000
Total	1,185,000	$ 1,121,000
Elimination of reserve upon sale of inventory	$ (12,000)